Derivative financial instruments - Disclosure of movement of derivative assets (liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign currency collars
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	$ 0	$ 0
Change in fair value	1,346	0
Settlements	(8)	0
Closing derivative asset (liability)	1,338	0
Euro forward contracts
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	1,478	0
Closing derivative asset (liability)	1,478	0
Gold collars
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	(3,026)	0
Closing derivative asset (liability)	(3,026)	0
Gold commodity swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	(2,966)	0
Closing derivative asset (liability)	(2,966)	0
Copper commodity swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	(1,032)	0
Closing derivative asset (liability)	(1,032)	0
Interest rate swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	(11,182)	0
Settlements	(423)	0
Closing derivative asset (liability)	(11,605)	0
Foreign currency forward contracts
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	6,229	0
Closing derivative asset (liability)	$ 6,229	$ 0